INCOME TAXES (Components of total net deferred tax assets (liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 31,639	$ 23,583
Deferred tax liabilities	(8,495)	(10,574)
Net deferred tax assets (liabilities)	$ 23,144	$ 13,009